Contractual Commitments - Project Investment Agreements - Additional Information (Detail) $ in Thousands, $ in Millions										1 Months Ended		12 Months Ended
	Jan. 14, 2021	Feb. 11, 2019	Apr. 30, 2018 USD ($)	Jan. 17, 2018 USD ($)	Jul. 17, 2017 USD ($)	May 12, 2017 USD ($)	Apr. 18, 2017 USD ($)	Feb. 23, 2017 USD ($)	Jul. 10, 2015 USD ($)	Oct. 31, 2017	Sep. 30, 2013 USD ($)	Dec. 31, 2020 ARS ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 10, 2013 USD ($)	Dec. 31, 2019 ARS ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 ARS ($)	Nov. 23, 2018 USD ($)	Jul. 16, 2013 USD ($)
Disclosure of geographical areas [line items]
Investment in joint venture												$ 97,186				$ 61,183		$ 30,324
Agreement for the exploitation of the Aguada Pichana and Aguada de Castro Areas [member]
Disclosure of geographical areas [line items]
Total estimated exploration investment cost					$ 1,200,000
Loma Campana [member]
Disclosure of geographical areas [line items]
Disbursement															$ 940,000
Exploitation concession															50.00%
Agreement for the exploitation of the Aguada Pichana and Aguada de Castro Areas [member]
Disclosure of geographical areas [line items]
Proceed through investment contribution														$ 52,300
Aguada Pichana East (APE) [Member] | Agreement for the exploitation of the Aguada Pichana and Aguada de Castro Areas [member]
Disclosure of geographical areas [line items]
Estimated exploration cost					300,000
Aguada Pichana Oeste (APO) [member] | Agreement for the exploitation of the Aguada Pichana and Aguada de Castro Areas [member]
Disclosure of geographical areas [line items]
Estimated exploration cost					150,000
Aguada De Castro (ACA) [Member] | Agreement for the exploitation of the Aguada Pichana and Aguada de Castro Areas [member]
Disclosure of geographical areas [line items]
Estimated exploration cost					$ 50,000
Llancanelo Mendoza [member] | YPF Sociedad Anonima [member]
Disclosure of geographical areas [line items]
Interest in joint venture investments		39.00%
Province of Neuquen [member] | Loma Campana Loma La Lata Norte [member] | Chevron [member]
Disclosure of geographical areas [line items]
Expenditure incurred for development of pilot project																				$ 1,240,000
Extension of concession maturity year											2048
Province of Neuquen [member] | Narambuena Exploration Project Area [member]
Disclosure of geographical areas [line items]
Equity interest in joint operation												50.00%
Percentage of legal interest allocated to CDNC in Sierra Negra exploitation												7.00%
Percentage of contribution in a joint investment												100.00%
Province of Neuquen [member] | Loma La Lata Norte and Loma Campana areas [member] | Chevron's initial payment [member]
Disclosure of geographical areas [line items]
Payments of contractual commitments fee											$ 300,000
CDNC [Member]
Disclosure of geographical areas [line items]
Interest acquired												100.00%
Percentage of concession and supplementary rights Chevron could exercise												50.00%
Investments in joint ventures in first stage																	$ 62,700
Investments in joint ventures in second phase																	$ 57,700
Investment contribution first stage														$ 55,300
Investment contribution second phase			$ 40,490
Investments in joint venture contributions commitments													$ 62,700
Lindero Atravesado Block Neuquen [member] | Pan American Energy LLC [Member]
Disclosure of geographical areas [line items]
Percentage of pro rata interest									62.50%
Lindero Atravesado Block Neuquen [member] | YPF Sociedad Anonima [member]
Disclosure of geographical areas [line items]
Percentage of pro rata interest									37.50%
Concession term of hydrocarbons exploitation									35 years
Unconventional Tight Gas program completion term									4 years
Unconventional Tight Gas Pilot									$ 590,000
OAndG Developments Limited SA [member] | Agreement for the development the Bajada de Anelo Area [member]
Disclosure of geographical areas [line items]
Percentage of participation interest acquired						50.00%
OAndG Developments Limited SA [member] | First phase [member] | Agreement for the development the Bajada de Anelo Area [member]
Disclosure of geographical areas [line items]
Investment in joint venture						$ 222,600
Maximum duration						30 months
OAndG Developments Limited SA [member] | Second phase [member] | Agreement for the development the Bajada de Anelo Area [member]
Disclosure of geographical areas [line items]
Investment in joint venture						$ 75,800
OAndG Developments Limited SA [member] | Agreement for the development the Bajada de Anelo Area [member]
Disclosure of geographical areas [line items]
Interest in joint venture investments								97.60%
YPF S.A. [member] | Agreement for the development the Bajada de Anelo Area [member]
Disclosure of geographical areas [line items]
Percentage of contribution in a joint investment								2.40%
YPF S.A. [member] | Llancanelo Mendoza [member]
Disclosure of geographical areas [line items]
Interest in joint venture investments							50.00%
YPF E&P [member] | Charagua Block Bolivia [member] | Mixed Economy Company [member]
Disclosure of geographical areas [line items]
Equity interest in joint operation										29.40%
Chaco [member] | Charagua Block Bolivia [member] | Mixed Economy Company [member]
Disclosure of geographical areas [line items]
Equity interest in joint operation										19.60%
Statoil [member] | Bajo del Toro [member] | Definitive Agreements [member]
Disclosure of geographical areas [line items]
Equity interest in joint operation				50.00%
Receivable for price associated with wells				$ 30,000															$ 30,000
Percentage of costs to be contributed by joint developer				100.00%
Statoil [member] | Bajo del Toro [member] | Maximum [Member] | Definitive Agreements [member]
Disclosure of geographical areas [line items]
Costs and investments				$ 270,000
YPF [member] | Bajada de anelo area- O&G [member]
Disclosure of geographical areas [line items]
Join investment amount								$ 305,800
YPF [member] | Agreement for the development the Bajada de Anelo Area [member]
Disclosure of geographical areas [line items]
Investment in joint venture						$ 7,400
YPF [member] | Bajo del Toro [member] | Definitive Agreements [member]
Disclosure of geographical areas [line items]
Equity interest in joint operation				50.00%
Patagonia Oil Corp [member] | Llancanelo Block [member]
Disclosure of geographical areas [line items]
Interest acquired							11.00%
Patagonia Oil Corp [member] | Llancanelo Block [member] | First phase [member]
Disclosure of geographical areas [line items]
Join investment amount							$ 40,000
Patagonia Oil Corp [member] | Llancanelo Block [member] | Second phase [member]
Disclosure of geographical areas [line items]
Join investment amount							$ 54,000
Yacimientos Petroliferos Fiscales Bolivianos [member] | COVID-19 [member]
Disclosure of geographical areas [line items]
Extension of First Exploratory Expiration Term	May 26, 2021
Yacimientos Petroliferos Fiscales Bolivianos [member] | Exploration agreement in the Charagua block [member]
Disclosure of geographical areas [line items]
Agreed upon percentage on service contract										40.00%
Yacimientos Petroliferos Fiscales Bolivianos [member] | Charagua Block Bolivia [member] | Mixed Economy Company [member]
Disclosure of geographical areas [line items]
Equity interest in joint operation										51.00%